Canterbury Portfolio Thermostat Fund
Schedule of Investments
July 31, 2025 (Unaudited)
COMMON STOCKS — 29.30% Shares Fair Value
Consumer Discretionary — 4.44%
Hilton Worldwide Holdings, Inc. 1,265 $ 339,121
Financials — 9.20%
American Express Co. 1,045 312,779
CME Group, Inc. 1,400 389,592
702,371
Industrials — 4.91%
Deere & Co. 715 374,925
Technology — 4.71%
International Business Machines Corp. 1,420 359,473
Utilities — 6.04%
Southern Co. (The) 4,885 461,535
Total Common Stocks (Cost $2,058,184) 2,237,425
EXCHANGE-TRADED FUNDS — 61.57% Shares Fair Value
Communication Services Select Sector SPDR® Fund 4,860 522,012
Financial Select Sector SPDR® Fund 8,835 462,689
Invesco DB Agriculture Fund 14,945 387,076
Invesco S&P 500® Equal Weight ETF 2,090 383,787
iShares MSCI Switzerland ETF 7,000 369,040
iShares Select Dividend ETF 2,850 384,893
ProShares Short Real Estate 20,435 346,668
ProShares Short Russell 2000 18,700 347,633
SPDR® Gold MiniShares® Trust 7,060 459,959
SPDR® S&P Aerospace & Defense ETF 2,205 477,470
Technology Select Sector SPDR® Fund 2,135 560,949
Total Exchange-Traded Funds (Cost $3,995,137) 4,702,176
MONEY MARKET FUNDS - 9.25%
Morgan Stanley Institutional Liquidity Government Portfolio - Institutional
Shares, 4.22%
(a)
706,793 706,793
Total Money Market Funds (Cost $706,793) 706,793
Total Investments — 100.12% (Cost $6,760,114) 7,646,394
Liabilities in Excess of Other Assets — (0.12)% (9,167)
NET ASSETS — 100.00% $ 7,637,227
(a) Rate disclosed is the seven day effective yield as of July 31, 2025.
ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depositary Receipt